Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Reconciles Numerator and Denominator of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic EPS and diluted EPS for the years ended December 31, 2015, 2014 and 2013.

	2015	2014	2013
	(in millions, except per share data)
Basic:
Net income attributable to CNH Industrial	$253	$710	$677
Weighted average common shares outstanding—basic	1,361	1,354	1,255
Basic earnings per share	$0.19	$0.52	$0.54
Diluted:
Net income attributable to CNH Industrial	$253	$710	$677
Weighted average common shares outstanding—basic	1,361	1,354	1,255
Effect of dilutive securities (when dilutive):
Stock compensation plans (A)	2	6	2
Weighted average common shares outstanding—diluted	1,363	1,360	1,257
Diluted earnings per share	$0.19	$0.52	$0.54

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(A) For the twelve months ended December 31, 2015, there were no shares outstanding excluded from the calculation of diluted earnings per share due to anti-dilutive impact.